UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Convertible Bonds (85.6%)
Consumer Discretionary (14.9%)
DR Horton Inc. Cvt.	2.000%	5/15/14	16,189	17,282
1 Gaylord Entertainment Co. Cvt.	3.750%	10/1/14	16,180	18,931
International Game Technology Cvt.	3.250%	5/1/14	7,075	7,738
Interpublic Group of Cos. Inc. Cvt.	4.250%	3/15/23	7,085	7,457
1 Liberty Global Inc. Cvt.	4.500%	11/15/16	20,140	24,672
Liberty Media LLC Cvt.	3.125%	3/30/23	13,700	14,899
1 MGM Resorts International Cvt.	4.250%	4/15/15	38,715	31,843
1 priceline.com Inc. Cvt.	1.250%	3/15/15	18,025	21,134
Saks Inc. Cvt.	2.000%	3/15/24	21,070	19,174
Stanley Black & Decker Inc. Cvt.	0.000%	5/17/12	8,815	9,476
1 TRW Automotive Inc. Cvt.	3.500%	12/1/15	17,479	23,924
Virgin Media Inc. Cvt.	6.500%	11/15/16	25,380	34,326
				230,856
Consumer Staples (2.5%)
Nash Finch Co. Cvt.	1.631%	3/15/35	12,895	6,125
Smithfield Foods Inc. Cvt.	4.000%	6/30/13	11,445	11,717
Tyson Foods Inc. Cvt.	3.250%	10/15/13	18,080	21,605
				39,447
Energy (6.1%)
Alpha Natural Resources Inc. Cvt.	2.375%	4/15/15	6,342	6,818
1 BPZ Resources Inc. Cvt.	6.500%	3/1/15	7,010	6,142
Chesapeake Energy Corp. Cvt.	2.750%	11/15/35	20,001	18,351
GMX Resources Inc. Cvt.	4.500%	5/1/15	1,575	965
Goodrich Petroleum Corp. Cvt.	5.000%	10/1/29	12,351	10,792
1 James River Coal Co. Cvt.	4.500%	12/1/15	11,830	11,165
Peabody Energy Corp. Cvt.	4.750%	12/15/41	15,275	15,733
Quicksilver Resources Inc. Cvt.	1.875%	11/1/24	10,050	10,402
SM Energy Co. Cvt.	3.500%	4/1/27	9,990	10,489
Western Refining Inc. Cvt.	5.750%	6/15/14	5,170	3,858
				94,715
Financials (4.7%)
1 American Equity Investment Life Holding Co.
Cvt.	5.250%	12/6/29	5,950	6,969
1 BioMed Realty LP Cvt.	3.750%	1/15/30	4,115	4,501
Dollar Financial Corp. Cvt.	3.000%	4/1/28	13,780	13,125
Forest City Enterprises Inc. Cvt.	3.625%	10/15/14	6,475	6,317
1 Host Hotels & Resorts LP Cvt.	2.500%	10/15/29	14,715	16,665
National Retail Properties Inc. Cvt.	5.125%	6/15/28	4,930	5,472
1 PHH Corp. Cvt.	4.000%	9/1/14	10,070	10,057
Rayonier TRS Holdings Inc. Cvt.	3.750%	10/15/12	130	138
1 Rayonier TRS Holdings Inc. Cvt.	3.750%	10/15/12	4,940	5,249
1 Rayonier TRS Holdings Inc. Cvt.	4.500%	8/15/15	3,235	3,757
				72,250
Health Care (15.0%)
Alere Inc. Cvt.	3.000%	5/15/16	4,460	3,964
1 Alere Inc. Cvt.	3.000%	5/15/16	8,400	7,465
American Medical Systems Holdings Inc. Cvt.	3.250%	7/1/36	2,016	2,139

American Medical Systems Holdings Inc. Cvt.	4.000%	9/15/41	6,914	8,176
AMERIGROUP Corp. Cvt.	2.000%	5/15/12	14,916	15,886
BioMarin Pharmaceutical Inc. Cvt.	1.875%	4/23/17	10,890	12,592
Cephalon Inc. Cvt.	2.500%	5/1/14	24,060	25,714
Chemed Corp. Cvt.	1.875%	5/15/14	12,362	11,296
Cubist Pharmaceuticals Inc. Cvt.	2.250%	6/15/13	1,326	1,306
1 Gilead Sciences Inc. Cvt.	1.625%	5/1/16	22,040	21,764
Greatbatch Inc. Cvt.	2.250%	6/15/13	1,540	1,415
1 Greatbatch Inc. Cvt.	2.250%	6/15/13	1,895	1,741
Isis Pharmaceuticals Inc. Cvt.	2.625%	2/15/27	6,080	5,594
1 Kinetic Concepts Inc. Cvt.	3.250%	4/15/15	7,465	7,054
Life Technologies Corp. Cvt.	1.500%	2/15/24	31,367	34,504
LifePoint Hospitals Inc. Cvt.	3.500%	5/15/14	12,925	12,279
Mylan Inc./PA Cvt.	1.250%	3/15/12	14,060	14,236
NuVasive Inc. Cvt.	2.250%	3/15/13	19,570	19,643
1 PSS World Medical Inc. Cvt.	3.125%	8/1/14	3,665	3,944
Teleflex Inc. Cvt.	3.875%	8/1/17	7,280	7,116
Viropharma Inc. Cvt.	2.000%	3/15/17	15,608	14,769
				232,597
Industrials (8.2%)
1 AAR Corp. Cvt.	1.625%	3/1/14	2,505	2,110
Alliant Techsystems Inc. Cvt.	3.000%	8/15/24	11,423	12,023
AMR Corp. Cvt.	6.250%	10/15/14	28,327	26,557
ArvinMeritor Inc. Cvt.	4.625%	3/1/26	25,130	24,313
1 Avis Budget Group Inc. Cvt.	3.500%	10/1/14	3,536	3,297
Barnes Group Inc. Cvt.	3.375%	3/15/27	8,215	7,568
1 Barnes Group Inc. Cvt.	3.375%	3/15/27	5,240	4,827
Continental Airlines Inc. Cvt.	4.500%	1/15/15	6,760	8,906
Covanta Holding Corp. Cvt.	3.250%	6/1/14	16,700	17,765
Navistar International Corp. Cvt.	3.000%	10/15/14	15,955	17,411
UAL Corp. Cvt.	4.500%	6/30/21	2,630	2,650
				127,427
Information Technology (23.0%)
Alliance Data Systems Corp. Cvt.	1.750%	8/1/13	12,825	12,280
1 CACI International Inc. Cvt.	2.125%	5/1/14	1,575	1,549
CACI International Inc. Cvt.	2.125%	5/1/14	9,215	9,065
1 Cadence Design Systems Inc. Cvt.	2.625%	6/1/15	10,195	11,138
1 Ciena Corp. Cvt.	4.000%	3/15/15	7,565	7,244
CommScope Inc. Cvt.	3.250%	7/1/15	3,460	3,490
1 Comtech Telecommunications Corp. Cvt.	3.000%	5/1/29	3,605	3,335
1 CSG Systems International Inc. Cvt.	3.000%	3/1/17	3,855	3,768
EMC Corp./Massachusetts Cvt.	1.750%	12/1/11	19,610	23,900
EMC Corp./Massachusetts Cvt.	1.750%	12/1/13	14,090	18,018
Equinix Inc. Cvt.	2.500%	4/15/12	30,915	31,727
Equinix Inc. Cvt.	3.000%	10/15/14	3,120	3,233
Equinix Inc. Cvt.	4.750%	6/15/16	3,030	3,939
GSI Commerce Inc. Cvt.	2.500%	6/1/27	4,215	4,278
1 Intel Corp. Cvt.	3.250%	8/1/39	10,310	11,547
Itron Inc. Cvt.	2.500%	8/1/26	100	106
Microchip Technology Inc. Cvt.	2.125%	12/15/37	9,815	9,741
Micron Technology Inc. Cvt.	1.875%	6/1/14	40,735	35,083
1 Microsoft Corp. Cvt.	0.000%	6/15/13	16,610	16,880
NetApp Inc. Cvt.	1.750%	6/1/13	11,025	15,159
Nuance Communications Inc. Cvt.	2.750%	8/15/27	7,255	7,582
ON Semiconductor Corp. Cvt.	2.625%	12/15/26	27,893	26,568
1 Rovi Corp. Cvt.	2.625%	2/15/40	19,590	21,990
SanDisk Corp. Cvt.	1.500%	8/15/17	16,005,000	14,044

Solarfun Power Holdings Co. Ltd. Cvt.	3.500%	1/15/18	5,830	4,861
SunPower Corp. Cvt.	4.750%	4/15/14	12,875	10,477
1 SunPower Corp. Cvt.	4.500%	3/15/15	10,095	7,891
1 SYNNEX Corp. Cvt.	4.000%	5/15/18	680	710
1 TeleCommunication Systems Inc. Cvt.	4.500%	11/1/14	890	730
TTM Technologies Inc. Cvt.	3.250%	5/15/15	6,461	5,710
VeriSign Inc. Cvt.	3.250%	8/15/37	8,899	9,021
1 Xilinx Inc. Cvt.	2.625%	6/15/17	20,930	22,212
				357,276
Materials (6.1%)
1 Cemex SAB de CV Cvt.	4.875%	3/15/15	19,804	17,799
1 Kaiser Aluminum Corp. Cvt.	4.500%	4/1/15	7,825	7,998
1 Owens-Brockway Glass Container Inc. Cvt.	3.000%	6/1/15	21,925	20,801
1 Sino-Forest Corp. Cvt.	4.250%	12/15/16	10,724	11,408
Steel Dynamics Inc. Cvt.	5.125%	6/15/14	24,395	27,200
Stillwater Mining Co. Cvt.	1.875%	3/15/28	9,990	9,341
				94,547
Telecommunication Services (5.1%)
SBA Communications Corp. Cvt.	1.875%	5/1/13	50,019	52,707
SBA Communications Corp. Cvt.	4.000%	10/1/14	1,930	2,601
tw telecom inc Cvt.	2.375%	4/1/26	21,285	23,999
				79,307
Total Convertible Bonds (Cost $1,270,395)				1,328,422
				Market
				Value
	Coupon		Shares	($000)
Convertible Preferred Stock (12.3%)
Consumer Discretionary (3.1%)
1 Dana Holding Corp. Pfd.	4.000%		120,362	11,495
Ford Motor Co. Capital Trust II Pfd.	6.500%		446,600	20,711
Interpublic Group of Cos. Inc. Pfd.	5.250%		17,400	15,399
				47,605
Energy (2.7%)
2 Apache Corp. Pfd.	6.000%		441,400	23,836
El Paso Corp. Pfd.	4.990%		9,840	10,295
Goodrich Petroleum Corp. Pfd.	5.375%		248,600	7,598
				41,729
Financials (3.7%)
Alexandria Real Estate Equities Inc. Pfd.	7.000%		85,750	1,978
Aspen Insurance Holdings Ltd. Pfd.	5.625%		153,560	8,148
Citigroup Inc. Pfd.	7.500%		73,930	8,463
Fifth Third Bancorp Pfd.	8.500%		102,160	12,757
Hartford Financial Services Group Inc. Pfd.	7.250%		342,900	7,576
KeyCorp Pfd.	7.750%		97,452	10,098
New York Community Capital Trust V Pfd.	6.000%		175,100	8,233
				57,253

Health Care (0.7%)
Alere Inc. Pfd.	3.000%	54,682	11,483

Industrials (0.3%)
Continental Airlines Finance Trust II Pfd.	6.000%	163,300	5,277

Telecommunication Services (0.9%)
Crown Castle International Corp. Pfd.	6.250%	244,110	14,433

Utilities (0.9%)
2 PPL Corp. Pfd.	9.500%	243,700	13,759

Total Convertible Preferred Stocks (Cost $175,086)			191,539
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
3 Vanguard Market Liquidity Fund (Cost
$26,257)	0.288%	26,256,871	26,257

Total Investments (99.6%) (Cost $1,471,738)			1,546,218
Other Assets and Liabilities-Net (0.4%)			6,823
Net Assets (100%)			1,553,041

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $415,706,000, representing 26.8% of net assets.
2 Non-income producing security - new issue that has not paid a dividend as of August 31, 2010.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Convertible Securities Fund

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Preferred Stocks	191,539	—	—
Convertible Bonds	—	1,328,422	—
Temporary Cash Investments	26,257	—	—
Total	217,796	1,328,422	—

C. At August 31, 2010, the cost of investment securities for tax purposes was $1,472,170,000. Net unrealized appreciation of investment securities for tax purposes was $74,048,000, consisting of unrealized gains of $113,529,000 on securities that had risen in value since their purchase and $39,481,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.